Non-cash Transactions (Narrative) (Details) - CAD ($)		1 Months Ended			12 Months Ended
	Apr. 04, 2016	Feb. 24, 2017	Oct. 19, 2016	Jun. 30, 2016	Dec. 31, 2016
Statement [Line Items]
Debt extinguishment, amount					$ 374,072
Issuance of units for settlement of debt					719,368
Equity issuance price per share	$ 2.00	$ 2.00	$ 0.41	$ 1.50	$ 1.10